Business combination (Details 8) - Somo Group R$ in Thousands	Jan. 27, 2022 BRL (R$)
Business combinations
Total intangible assets at fair value (note 14)	R$ 57,285
Customer relationship (note 14)
Business combinations
Total intangible assets at fair value (note 14)	49,539
Brands (note 14)
Business combinations
Total intangible assets at fair value (note 14)	R$ 7,746